UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-09101

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 9 f/k/a Dryden Tax-Managed Funds

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2010

Date of reporting period:	4/30/2010

Item 1 – Reports to Stockholders

SEMIANNUAL REPORT	APRIL 30, 2010

Prudential Large-Cap Core Equity Fund

(Formerly known as Dryden Large-Cap Core Equity Fund)

Fund Type Large-cap stock Objective Long-term after-tax growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2010, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Prudential Investments, Prudential Financial, and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

To enroll in e-delivery, go to www.prudentialfunds.com/edelivery

June 14, 2010

Dear Shareholder:

Recently we announced the renaming of JennisonDryden, Prudential Financial’s mutual fund family, to Prudential Investments. As a result of this change, each of our funds has been renamed to feature “Prudential” as part of its new name. The name of your fund has changed from the Dryden Large-Cap Core Equity Fund to the Prudential Large-Cap Core Equity Fund.

While the name of your fund has changed, its investment objectives and portfolio management team remain the same. No action is required on your part. If you participate in an automatic investment plan, your account continues to be invested in the Fund under its new name.

Featuring the Prudential name in our funds creates an immediate connection to the experience and heritage of Prudential, a name recognized by millions for helping people grow and protect their wealth.

On the following pages, you will find your fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the fund’s holdings at period-end. If you have questions about your fund or the renaming of our mutual fund family, please contact your financial professional or visit our website at www.prudentialfunds.com.

Sincerely,

Judy A. Rice, President

Prudential Large-Cap Core Equity Fund

Prudential Large-Cap Core Equity Fund	1

Your Fund’s Performance

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross operating expenses: Class A, 1.25%; Class B, 1.95%; Class C, 1.95%; Class L, 1.45%; Class M, 1.95%; Class X, 1.95%; Class Z, 0.95%. Net operating expenses: Class A, 1.25%; Class B, 1.95%; Class C, 1.95%; Class L, 1.45%; Class M, 1.95%; Class X, 1.20%; Class Z, 0.95%.

Cumulative Total Returns (Without Sales Charges) as of 4/30/10
	Six Months	One Year	Five Years	Ten Years	Since Inception
Class A	15.16%	35.87%	7.13%	–7.05%	—
Class B	14.69	34.94	3.26	–13.79	—
Class C	14.79	35.07	3.35	–13.70	—
Class L	15.08	35.64	N/A	N/A	–13.95% (3/19/07)
Class M	14.79	35.07	N/A	N/A	–15.28 (3/19/07)
Class X	15.09	36.08	N/A	N/A	–13.01 (3/19/07)
Class Z	15.21	36.35	8.53	–4.67	—
S&P 500 Index	15.66	38.82	13.86	–1.92	—
Lipper Average	14.38	36.84	13.79	5.28	—

Average Annual Total Returns (With Sales Charges) as of 3/31/10
		One Year	Five Years	Ten Years	Since Inception
Class A		37.29%	–0.47%	–1.69%	—
Class B		39.29	–0.28	–1.87	—
Class C		43.23	–0.06	–1.86	—
Class L		36.75	N/A	N/A	–7.08% (3/19/07)
Class M		38.43	N/A	N/A	–6.64 (3/19/07)
Class X		39.47	N/A	N/A	–6.15 (3/19/07)
Class Z		45.72	0.90	–0.88	—
S&P 500 Index		49.73	1.92	–0.65	—
Lipper Average		48.45	1.85	–0.13	—

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

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Inception returns are provided for any share class with less than 10 calendar years of returns. The Since Inception returns for the S&P 500 Index and the Lipper Large-Cap Core Funds Average (Lipper Average) are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class L, Class M, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 0.50%, 1.00%, and 1.00%, respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class L, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 1%, 6%, and 6%, respectively. Class Z shares are not subject to a sales charge. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

Benchmark Definitions

S&P 500 Index

The S&P 500 Index is an unmanaged index of 500 stocks of large U.S. public companies. It gives a broad look at how U.S. stock prices have performed. S&P 500 Index Closest Month-End to Inception cumulative total return as of 4/30/10 is –10.58% for Class L, Class M, and Class X. S&P 500 Index Closest Month-End to Inception average annual total return as of 3/31/10 is –4.16% for Class L, Class M, and Class X.

Lipper Average

The Lipper Average represents returns based on an average return of all funds in the Lipper Large-Cap Core Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds have wide latitude in the companies in which they invest. These funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index. Lipper Average Closest Month-End to Inception cumulative total return as of 4/30/10 is –10.32% for Class L, Class M, and Class X. Lipper Average Closest Month-End to Inception average annual total return as of 3/31/10 is –3.98% for Class L, Class M, and Class X.

Investors cannot invest directly in an index. The returns for the S&P 500 Index and the Lipper Average would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses of a mutual fund, but not sales charges or taxes.

Five Largest Holdings* expressed as a percentage of net assets as of 4/30/10
Exxon Mobil Corp., Oil, Gas & Consumable Fuels	2.7%
Microsoft Corp., Software	2.6
Apple, Inc., Computer & Peripherals	2.1
Bank of America Corp., Diversified Financial Services	2.1
International Business Machines Corp., Computers & Peripherals	1.9

* Excludes securities purchased with cash received as a result of securities on loan.

Holdings are subject to change.

Prudential Large-Cap Core Equity Fund	3

Your Fund’s Performance (continued)

Five Largest Sectors expressed as a percentage of net assets as of 4/30/10
Information Technology	19.7%
Financials	14.5
Healthcare	12.1
Industrials	12.0
Consumer Discretionary	11.8

Industry weightings are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2009, at the beginning of the period, and held through the six-month period ended April 30, 2010. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Prudential Large-Cap Core Equity Fund	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Large-Cap Core Equity Fund		Beginning Account Value November 1, 2009	Ending Account Value April 30, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$1,151.60	1.25%	$6.67
	Hypothetical	$1,000.00	$1,018.60	1.25%	$6.26

Class B	Actual	$1,000.00	$1,146.90	1.95%	$10.38
	Hypothetical	$1,000.00	$1,015.12	1.95%	$9.74

Class C	Actual	$1,000.00	$1,147.90	1.95%	$10.38
	Hypothetical	$1,000.00	$1,015.12	1.95%	$9.74

Class L	Actual	$1,000.00	$1,150.80	1.45%	$7.73
	Hypothetical	$1,000.00	$1,017.60	1.45%	$7.25

Class M	Actual	$1,000.00	$1,147.90	1.95%	$10.38
	Hypothetical	$1,000.00	$1,015.12	1.95%	$9.74

Class X	Actual	$1,000.00	$1,150.90	1.20%	$6.40
	Hypothetical	$1,000.00	$1,018.84	1.20%	$6.01

Class Z	Actual	$1,000.00	$1,152.10	0.95%	$5.07
	Hypothetical	$1,000.00	$1,020.08	0.95%	$4.76

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2010, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of April 30, 2010 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 97.5%
COMMON STOCKS
CONSUMER DISCRETIONARY 11.8%

Auto Components 0.7%
4,200	Cooper Tire & Rubber Co.	$89,124
45,600	Johnson Controls, Inc.	1,531,704

		1,620,828

Automobiles 1.1%
178,100	Ford Motor Co.(a)(b)	2,318,862

Distributors
1,800	LKQ Corp.(b)	37,908

Diversified Consumer Services 0.2%
5,300	DeVry, Inc.	330,667

Hotels, Restaurants & Leisure 0.6%
18,800	McDonald’s Corp.	1,327,092
3,600	Starbucks Corp.	93,528

		1,420,620

Household Durables 0.8%
23,900	American Greetings Corp. (Class A Stock)	586,984
14,600	Leggett & Platt, Inc.	358,138
22,800	Tempur-Pedic International, Inc.(b)	768,360
1,500	Tupperware Brands Corp.	76,605

		1,790,087

Internet & Catalog Retail 0.3%
25,900	Expedia, Inc.	611,499

Media 3.5%
110,400	Comcast Corp. (Class A Stock)	2,179,296
4,400	DIRECTV (Class A Stock)(b)	159,412
63,900	Gannett Co., Inc.	1,087,578
124,300	News Corp. (Class A Stock)	1,916,706
40,966	Time Warner, Inc.	1,355,155
19,600	Viacom, Inc. (Class B Stock)(b)	692,468
5,760	Walt Disney Co. (The)	212,199

		7,602,814

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	7

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

CONSUMER DISCRETIONARY (Continued)

Multiline Retail 1.1%
9,900	Big Lots, Inc.(b)	$378,180
19,600	Macy’s, Inc.	454,720
27,200	Target Corp.	1,546,864

		2,379,764

Specialty Retail 1.9%
6,000	Best Buy Co., Inc.	273,600
1,500	Big 5 Sporting Goods Corp.	25,425
14,800	Chico’s FAS, Inc.	220,372
44,700	Gap, Inc. (The)	1,105,431
11,500	Home Depot, Inc. (The)	405,375
7,900	Lowe’s Cos., Inc.	214,248
11,200	Limited Brands, Inc.	300,160
5,000	Ross Stores, Inc.	280,000
15,200	TJX Cos., Inc.	704,368
8,400	Tractor Supply Co.	564,228
2,800	Ulta Salon Cosmetics & Fragrance, Inc.(b)	64,736

		4,157,943

Textiles, Apparel & Luxury Goods 1.6%
43,200	Coach, Inc.	1,803,600
1,400	Deckers Outdoor Corp.(b)	196,812
3,300	Fossil, Inc.(b)	128,370
8,300	Nike, Inc. (Class B Stock)	630,053
8,000	VF Corp.	691,360

		3,450,195
CONSUMER STAPLES 9.3%

Beverages 2.1%
48,600	Coca-Cola Co. (The)	2,597,670
3,300	Constellation Brands, Inc. (Class A Stock)(b)	60,291
12,300	Dr. Pepper Snapple Group, Inc.	402,579
23,694	PepsiCo, Inc.	1,545,323

		4,605,863

Food & Staples Retailing 1.9%
800	Costco Wholesale Corp.	47,264
41,300	Supervalu, Inc.	615,370
4,100	SYSCO Corp.	129,314
61,470	Wal-Mart Stores, Inc.	3,297,865

		4,089,813

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

CONSUMER STAPLES (Continued)

Food Products 2.0%
47,338	Archer-Daniels-Midland Co.	$1,322,624
38,600	Chiquita Brands International, Inc.(a)(b)	580,544
4,500	ConAgra Foods, Inc.	110,115
26,300	Dean Foods Co.(b)	412,910
36,000	Del Monte Foods Co.	537,840
7,100	General Mills, Inc.	505,378
10,030	Kraft Foods, Inc. (Class A Stock)	296,888
47,400	Sara Lee Corp.	674,028

		4,440,327

Household Products 2.0%
8,470	Colgate-Palmolive Co.	712,327
1,300	Kimberly-Clark Corp.	79,638
56,264	Procter & Gamble Co. (The)	3,497,370

		4,289,335

Personal Products 0.1%
4,500	Medifast, Inc.(a)(b)	143,640
16,400	Prestige Brands Holdings, Inc.(b)	159,736

		303,376

Tobacco 1.2%
2,900	Altria Group, Inc.	61,451
2,500	Lorillard, Inc.	195,925
17,100	Philip Morris International, Inc.	839,268
27,100	Reynolds American, Inc.	1,447,682

		2,544,326
ENERGY 9.6%

Energy Equipment & Services 0.7%
20,200	Halliburton Co.	619,130
1,800	Helmerich & Payne, Inc.	73,116
5,500	National Oilwell Varco, Inc.	242,165
7,000	Schlumberger Ltd.	499,940

		1,434,351

Oil, Gas & Consumable Fuels 8.9%
3,100	Anadarko Petroleum Corp.	192,696
14,200	Apache Corp.	1,444,992

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	9

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

ENERGY (Continued)

Oil, Gas & Consumable Fuels (cont’d.)
47,700	Chesapeake Energy Corp.	$1,135,260
50,184	Chevron Corp.	4,086,985
600	Cimarex Energy Co.	40,848
41,800	ConocoPhillips	2,474,142
3,200	Consol Energy, Inc.	142,976
20,000	Devon Energy Corp.	1,346,600
86,274	Exxon Mobil Corp.	5,853,691
2,200	Hess Corp.	139,810
8,800	Murphy Oil Corp.	529,320
11,600	Occidental Petroleum Corp.	1,028,456
12,900	Peabody Energy Corp.	602,688
14,500	Southwestern Energy Co.(b)	575,360

		19,593,824
FINANCIALS 14.5%

Capital Markets 1.6%
20,200	Ameriprise Financial, Inc.	936,472
2,600	Fifth Street Finance Corp.	33,150
4,200	Franklin Resources, Inc.	485,688
9,780	Goldman Sachs Group, Inc. (The)	1,420,056
24,400	Morgan Stanley	737,368

		3,612,734

Commercial Banks 1.9%
19,900	PNC Financial Services Group, Inc.	1,337,479
10,891	U.S. Bancorp	291,552
76,564	Wells Fargo & Co.	2,535,034

		4,164,065

Consumer Finance 1.7%
56,300	American Express Co.	2,596,556
5,900	Capital One Financial Corp.	256,119
68,200	SLM Corp.(b)	834,768
3,300	World Acceptance Corp.(b)	116,424

		3,803,867

Diversified Financial Services 4.8%
258,068	Bank of America Corp.	4,601,352
341,600	Citigroup, Inc.(b)	1,492,792
89,800	JPMorgan Chase & Co.	3,823,684

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

FINANCIALS (Continued)

Diversified Financial Services (cont’d.)
7,900	NYSE Euronext	$257,777
21,100	PHH Corp.(b)	478,759

		10,654,364

Insurance 3.5%
23,300	Aflac, Inc.	1,187,368
2,600	Allied World Assurance Co. Holdings Ltd.	113,282
24,000	Allstate Corp. (The)	784,080
14,500	American Equity Investment Life Holding Co.	152,540
3,600	Assurant, Inc.	131,148
19,200	Berkshire Hathaway, Inc. (Class B Stock)(b)	1,478,400
5,200	Delphi Financial Group, Inc. (Class A Stock)(a)	143,000
30,200	Hartford Financial Services Group, Inc.	862,814
16,300	Lincoln National Corp.	498,617
30,300	MetLife, Inc.	1,381,074
3,100	Stewart Information Services Corp.	35,278
4,897	Travelers Cos., Inc. (The)	248,474
26,400	Unum Group	646,008

		7,662,083

Real Estate Investment Trusts 1.0%
8,500	Annaly Capital Management, Inc.	144,075
36,700	Chimera Investment Corp.	149,369
33,200	Colonial Properties Trust(a)	523,564
42,178	Host Hotels & Resorts, Inc.	685,814
2,600	Invesco Mortgage Capital, Inc.	53,690
16,800	MFA Financial, Inc.	119,448
48,600	Resource Capital Corp.	345,546
2,200	Vornado Realty Trust	183,414

		2,204,920
HEALTHCARE 12.1%

Biotechnology 0.4%
7,900	Amgen, Inc.(b)	453,144
800	Biogen Idec, Inc.(b)	42,600
6,200	Celgene Corp.(b)	384,090

		879,834

Healthcare Equipment & Supplies 2.6%
18,900	Becton Dickinson & Co.	1,443,393

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	11

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

HEALTHCARE (Continued)

Healthcare Equipment & Supplies (cont’d.)
600	C.R. Bard, Inc.	$51,918
4,600	Hospira, Inc.(b)	247,434
7,300	Idexx Laboratories, Inc.(a)(b)	482,822
4,700	Intuitive Surgical, Inc.(b)	1,694,632
3,300	Invacare Corp.	87,219
38,700	Medtronic, Inc.	1,690,803
4,900	Quidel Corp.(b)	72,226
1,500	STERIS Corp.	49,920

		5,820,367

Healthcare Providers & Services 2.3%
24,000	Coventry Health Care, Inc.(b)	569,760
2,300	Health Net, Inc.(b)	50,646
4,100	Lincare Holdings, Inc.(b)	191,429
27,000	Medco Health Solutions, Inc.(b)	1,590,840
48,200	UnitedHealth Group, Inc.	1,460,942
22,800	WellPoint, Inc.(b)	1,226,640

		5,090,257

Healthcare Technology 0.1%
8,000	Allscripts-Misys Healthcare Solutions, Inc.(a)(b)	161,360

Life Sciences Tools & Services 1.7%
27,000	Bruker Corp.(a)(b)	412,830
15,900	Life Technologies Corp.(b)	869,889
3,300	Mettler-Toledo International, Inc.(b)	414,084
35,400	Thermo Fisher Scientific, Inc.(b)	1,956,912

		3,653,715

Pharmaceuticals 5.0%
16,200	Abbott Laboratories	828,792
12,900	Allergan, Inc.	821,601
75,300	Bristol-Myers Squibb Co.	1,904,337
1,700	Eli Lilly & Co.	59,449
9,900	Forest Laboratories, Inc.(b)	269,874
37,899	Johnson & Johnson	2,436,906
7,200	Medicines Co. (The)(b)	52,848
52,500	Merck & Co., Inc.	1,839,600
5,900	Par Pharmaceutical Cos., Inc.(b)	160,126
150,034	Pfizer, Inc.	2,508,568

		10,882,101

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

INDUSTRIALS 12.0%

Aerospace & Defense 3.8%
26,000	General Dynamics Corp.	$1,985,360
4,400	ITT Corp.	244,508
12,100	L-3 Communications Holdings, Inc.	1,132,197
6,600	Lockheed Martin Corp.	560,274
25,000	Northrop Grumman Corp.	1,695,750
19,200	Raytheon Co.	1,119,360
1,000	Teledyne Technologies, Inc.(b)	43,600
20,500	United Technologies Corp.	1,536,475

		8,317,524

Air Freight & Logistics 1.4%
9,800	FedEx Corp.	882,098
32,100	United Parcel Service, Inc. (Class B Stock)	2,219,394

		3,101,492

Building Products 0.1%
6,200	Lennox International, Inc.	280,612

Commercial Services & Supplies 0.3%
3,200	Avery Dennison Corp.	124,896
2,300	Ennis, Inc.	42,527
9,200	Republic Services, Inc. (Class A Stock)	285,476
4,300	Waste Management, Inc.(a)	149,124

		602,023

Electrical Equipment 0.7%
10,000	Emerson Electric Co.	522,300
15,300	Rockwell Automation, Inc.	929,016

		1,451,316

Industrial Conglomerates 2.4%
21,200	3M Co.	1,879,804
177,400	General Electric Co.	3,345,764

		5,225,568

Machinery 2.3%
8,700	Colfax Corp.(b)	113,535
3,600	Danaher Corp.	303,408
4,800	Deere & Co.	287,136
5,700	Dover Corp.	297,654

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	13

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

INDUSTRIALS (Continued)

Machinery (cont’d.)
15,600	Eaton Corp.	$1,203,696
4,100	Flowserve Corp.	469,778
6,900	IDEX Corp.	231,840
4,700	Illinois Tool Works, Inc.	240,170
2,100	Nacco Industries, Inc. (Class A Stock)	182,574
15,900	Oshkosh Corp.(b)	614,058
14,300	Parker Hannifin Corp.	989,274
7,000	Wabco Holdings, Inc.(b)	232,330

		5,165,453

Road & Rail 0.6%
10,600	CSX Corp.	594,130
5,600	Norfolk Southern Corp.	332,248
6,500	Ryder System, Inc.	302,380

		1,228,758

Trading Companies & Distributors 0.4%
1,900	Interline Brands, Inc.(b)	39,539
7,100	W.W. Grainger, Inc.	784,834

		824,373
INFORMATION TECHNOLOGY 19.7%

Communications Equipment 2.4%
143,250	Cisco Systems, Inc.(b)	3,856,290
7,100	Harris Corp.	365,508
28,500	Juniper Networks, Inc.(b)	809,685
8,300	QUALCOMM, Inc.	321,542

		5,353,025

Computers & Peripherals 6.5%
17,690	Apple, Inc.(b)	4,619,213
71,500	EMC Corp.(b)	1,359,215
56,825	Hewlett-Packard Co.	2,953,195
31,770	International Business Machines Corp.	4,098,330
2,400	NetApp, Inc.(b)	83,208
8,600	Seagate Technology(b)	157,982
27,200	Western Digital Corp.(b)	1,117,648

		14,388,791

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

INFORMATION TECHNOLOGY (Continued)

Electronic Equipment & Instruments 0.8%
57,800	Corning, Inc.	$1,112,650
38,600	Jabil Circuit, Inc.	591,352

		1,704,002

Internet Software & Services 1.5%
21,500	eBay, Inc.(b)	511,915
4,900	Google, Inc. (Class A Stock)(b)	2,574,656
3,100	IAC/InterActiveCorp.(b)	69,502
3,600	Yahoo!, Inc.(b)	59,508

		3,215,581

IT Services 0.8%
600	Computer Sciences Corp.(b)	31,434
1,800	Mastercard, Inc. (Class A Stock)	446,472
14,100	Visa, Inc. (Class A Stock)	1,272,243
6,100	Western Union Co. (The)	111,325

		1,861,474

Office Electronics 0.2%
38,200	Xerox Corp.	416,380

Semiconductors & Semiconductor Equipment 3.4%
22,600	Broadcom Corp. (Class A Stock)	779,474
117,400	Intel Corp.	2,680,242
5,100	Intersil Corp. (Class A Stock)	75,888
4,200	LAM Research Corp.(b)	170,310
21,200	Marvell Technology Group Ltd.(b)	437,780
8,100	Micron Technology, Inc.(b)	75,735
33,000	National Semiconductor Corp.	487,740
15,800	Novellus Systems, Inc.(b)	413,960
33,700	Teradyne, Inc.(b)	412,151
74,900	Texas Instruments, Inc.	1,948,149

		7,481,429

Software 4.1%
3,900	BMC Software, Inc.(b)	153,504
3,100	Interactive Intelligence, Inc.(b)	61,287
2,800	Intuit, Inc.(b)	101,248
12,600	McAfee, Inc.(b)	437,850
184,600	Microsoft Corp.	5,637,684

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	15

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

INFORMATION TECHNOLOGY (Continued)

Software (cont’d.)
64,100	Oracle Corp.	$1,656,344
60,900	Symantec Corp.(b)	1,021,293

		9,069,210
MATERIALS 3.9%

Chemicals 1.0%
10,000	Air Products & Chemicals, Inc.	767,800
1,800	Ashland, Inc.	107,208
6,300	Celanese Corp. (Class A Stock)	201,537
2,800	Eastman Chemical Co.	187,376
3,700	E.I. du Pont de Nemours & Co.	147,408
3,200	HB Fuller Co.	75,040
17,200	Nalco Holding Co.	425,356
9,500	Solutia, Inc.(b)	167,200
3,200	Spartech Corp.(b)	45,568

		2,124,493

Containers & Packaging 0.1%
1,900	Ball Corp.	101,099
20,300	Boise, Inc.(b)	139,867

		240,966

Metals & Mining 2.4%
67,900	Alcoa, Inc.	912,576
26,400	Freeport-McMoRan Copper & Gold, Inc.	1,993,992
11,600	Newmont Mining Corp.	650,528
9,800	Schnitzer Steel Industries, Inc. (Class A Stock)	529,200
33,500	Southern Copper Corp.	1,024,430
900	Walter Energy, Inc.	72,729

		5,183,455

Paper & Forest Products 0.4%
35,400	MeadWestvaco Corp.	961,818
TELECOMMUNICATION SERVICES 2.7%

Diversified Telecommunication Services 2.7%
125,868	AT&T, Inc.	3,280,120
94,200	Verizon Communications, Inc.	2,721,438

		6,001,558

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

Shares	Description	Value (Note 1)

TELECOMMUNICATION SERVICES (Continued)

Wireless Telecommunication Services
2,900	USA Mobility, Inc.(a)	$40,426
UTILITIES 1.9%

Electric Utilities 0.9%
14,300	American Electric Power Co., Inc.	490,490
18,900	Edison International	649,593
17,700	Exelon Corp.	771,543
4,100	Pinnacle West Capital Corp.	153,094

		2,064,720

Gas Utilities 0.1%
6,200	Energen Corp.	302,994

Independent Power Producers & Energy Traders
6,000	AES Corp. (The)(b)	69,240

Multi-Utilities 0.9%
9,800	CMS Energy Corp.(a)	159,348
29,200	PG&E Corp.	1,278,960
15,300	Public Service Enterprise Group, Inc.	491,589

		1,929,897

	Total long-term investments (cost $157,612,143)	214,218,647

Principal Amount (000)
SHORT-TERM INVESTMENTS 5.9%

United States Government Security 0.8%
$1,725	United States Treasury Bill 0.130% , 6/17/10(c)(d) (cost $1,724,714)	1,724,676

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	17

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

Shares	Description	Value (Note 1)

SHORT-TERM INVESTMENTS (continued)

Affiliated Money Market Mutual Fund 5.1%
11,331,620	Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund (cost $11,331,620; includes $4,792,842 of cash collateral received for securities on loan) (Note 3)(e)(f)	$11,331,620

	Total short-term investments (cost $13,056,334)	13,056,296

	Total Investments 103.4% (cost $170,668,477; Note 5)	227,274,943
	Liabilities in excess of other assets(g) (3.4%)	(7,506,397)

	Net Assets 100.0%	$219,768,546

(a)	All or a portion of security is on loan. The aggregate market value of such securities is $4,507,266; cash collateral of $4,792,842 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Non-income producing security.
(c)	All or a portion of security segregated as collateral for financial futures contracts.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2-Prudential Core Taxable Money Market Fund.
(g)	Liabilities in excess of other assets include net unrealized appreciation on financial futures as follows:

Open future contracts outstanding at April 30, 2010:

Number of Contracts	Type	Expiration Date	Value at April 30, 2010	Value at Trade Date	Unrealized Appreciation
	Long Position:
52	S&P 500 Mini Index Futures	Jun. 2010	$3,076,840	$2,994,500	$82,340

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of April 30, 2010 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$214,218,647	$—	$—
United States Government Security	—	1,724,676	—
Affiliated Money Market Mutual Fund	11,331,620	—	—
Other Financial Instruments*
Futures	82,340	—	—

Total	$225,632,607	$1,724,676	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of April 30, 2010 and October 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2010 was as follows:

Information Technology	19.7%
Financials	14.5
Healthcare	12.1
Industrials	12.0
Consumer Discretionary	11.8
Energy	9.6
Consumer Staples	9.3
Affiliated Money Market Mutual Fund (including 2.2% of collateral received for securities on loan)	5.1
Materials	3.9
Telecommunication Services	2.7
Utilities	1.9
United States Government Security	0.8

103.4
Liabilities in excess of other assets	(3.4)

100.0%

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	19

Portfolio of Investments

as of April 30, 2010 (Unaudited) continued

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2010 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Equity contracts	Due to broker—variation margin	$82,340	*	—	$—

*	Includes cumulative appreciation/depreciation on futures contracts as reported in the Portfolio of Investments. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Equity contracts	$313,326

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Futures
Equity contracts	$86,165

For the six months ended April 30, 2010, the Fund’s average value at trade date for futures long position was $8,156,441.

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

Financial Statements

(Unaudited)

APRIL 30, 2010	SEMIANNUAL REPORT

Prudential Large-Cap Core Equity Fund

Statement of Assets and Liabilities

as of April 30, 2010 (Unaudited)

Assets
Investments at value, including securities on loan of $4,507,266:
Unaffiliated investments (cost $159,336,857)	$215,943,323
Affiliated investments (cost $11,331,620)	11,331,620
Receivable for investments sold	12,112,471
Receivable for Fund shares sold	1,066,924
Dividends and interest receivable	206,041
Prepaid expenses	1,517

Total assets	240,661,896

Liabilities
Payable for investments purchased	15,009,700
Payable to broker for collateral for securities on loan (Note 3)	4,792,842
Payable for Fund shares reacquired	643,477
Accrued expenses	168,409
Management fee payable	117,244
Due to broker—variation margin	56,400
Distribution fee payable	51,436
Affiliated transfer agent fee payable	48,631
Deferred trustees’ fees	5,211

Total liabilities	20,893,350

Net Assets	$219,768,546

Net assets were comprised of:
Shares of beneficial interest, at par	$19,776
Paid-in capital in excess of par	214,539,364

214,559,140
Undistributed net investment income	282,971
Accumulated net realized loss on investment and financial futures transactions	(51,762,371)
Net unrealized appreciation on investments	56,688,806

Net assets, April 30, 2010	$219,768,546

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

Class A
Net asset value and redemption price per share ($68,418,091 ÷ 6,147,068 shares of beneficial interest issued and outstanding)	$11.13
Maximum sales charge (5.50% of offering price)	.65

Maximum offering price to public	$11.78

Class B
Net asset value, offering price and redemption price per share ($6,191,324 ÷ 582,700 shares of beneficial interest issued and outstanding)	$10.63

Class C
Net asset value, offering price and redemption price per share ($25,414,535 ÷ 2,391,239 shares of beneficial interest issued and outstanding)	$10.63

Class L
Net asset value, offering price and redemption price per share ( $4,895,105 ÷ 439,883 shares of beneficial interest issued and outstanding)	$11.13

Class M
Net asset value, offering price and redemption price per share ($5,911,523 ÷ 556,150 shares of beneficial interest issued and outstanding)	$10.63

Class X
Net asset value, offering price and redemption price per share ($1,651,069 ÷ 153,390 shares of beneficial interest issued and outstanding)	$10.76

Class Z
Net asset value, offering price and redemption price per share ($107,286,899 ÷ 9,505,260 shares of beneficial interest issued and outstanding)	$11.29

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	23

Statement of Operations

Six Months Ended April 30, 2010 (Unaudited)

Net Investment Income
Income
Unaffiliated dividends	$2,724,178
Affiliated income from securities loaned, net	11,821
Affiliated dividend income	8,679
Interest	996

Total income	2,745,674

Expenses
Management fee	925,817
Distribution fee—Class A	99,552
Distribution fee—Class B	32,099
Distribution fee—Class C	126,802
Distribution fee—Class L	12,348
Distribution fee—Class M	36,116
Distribution fee—Class X	2,423
Transfer agent’s fees and expenses (including affiliated expenses of $122,596) (Note 3)	266,000
Registration fees	47,000
Custodian’s fees and expenses	37,000
Reports to shareholders	28,000
Legal fees and expenses	12,000
Audit fee	10,000
Trustees’ fees	10,000
Insurance	3,000
Miscellaneous	15,557

Total expenses	1,663,714

Net investment income	1,081,960

Realized And Unrealized Gain (Loss) On Investments
Net realized gain on:
Investment transactions	30,285,784
Financial futures transactions	313,326

30,599,110

Net change in unrealized appreciation (depreciation) on:
Investments	2,214,352
Financial futures contracts	86,165

2,300,517

Net gain on investments	32,899,627

Net Increase In Net Assets Resulting From Operations	$33,981,587

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2010	Year Ended October 31, 2009
Increase (Decrease) In Net Assets
Operations
Net investment income	$1,081,960	$1,782,538
Net realized gain (loss) on investment transactions	30,599,110	(44,837,938)
Net change in unrealized appreciation (depreciation) on investments	2,300,517	62,882,458

Net increase in net assets resulting from operations	33,981,587	19,827,058

Dividends from net investment income (Note 1)
Class A	(306,462)	(702,987)
Class B	—	(21,934)
Class C	—	(71,581)
Class L	(14,916)	(48,001)
Class M	—	(34,939)
Class X	(11,620)	(28,874)
Class Z	(1,683,947)	(603,191)

	(2,016,945)	(1,511,507)

Capital contributions
Class X (Note 2)	422	2,969

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	104,555,477	186,704,787
Net asset value of shares issued in reinvestment of dividends	460,243	886,798
Cost of shares reacquired	(229,056,161)	(62,504,238)

Net increase (decrease) in net assets from Fund share transactions	(124,040,441)	125,087,347

Total increase (decrease)	(92,075,377)	143,405,867

Net Assets
Beginning of period	311,843,923	168,438,056

End of period(a)	$219,768,546	$311,843,923

(a) Includes undistributed net investment income of:	$282,971	$1,217,956

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	25

Notes to Financial Statements

(Unaudited)

Prudential Large-Cap Core Equity Fund (formerly Dryden Large-Cap Core Equity Fund) (the “Fund”) is a series of Prudential Investment Portfolios 9 (formerly Dryden Tax-Managed Funds) (the “Trust”), which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Trust was organized as a business trust in Delaware on September 18, 1998. The Fund commenced investment operations on March 3, 1999.

The Fund’s investment objective is to seek long-term after-tax growth of capital. It invests in a portfolio of equity-related securities, such as common stock and convertible securities of U.S. companies.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or

26	Visit our website at www.prudentialfunds.com

securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Trustees approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than 60 days are valued at current market quotations.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a

Prudential Large-Cap Core Equity Fund	27

Notes to Financial Statements

(Unaudited) continued

future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin”.

Subsequent payments, known as “variation margin”, are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss. When the contract expires or is closed, the gain or loss is realized and is presented in the Statement of Operations as net realized gain or loss on financial futures transactions.

The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates or market conditions. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on an identified cost basis. Dividend income is recorded on the ex-dividend date and interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis. Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment

28	Visit our website at www.prudentialfunds.com

income, accumulated net realized gain or loss and paid-capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, it is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Trust has a management agreement for the Fund with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Fund. PI pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of .65 of 1% of the average daily net assets of the Fund up to and including $500 million and .60 of 1% of such assets in excess of $500 million. The effective management fee rate was .65 of 1% for the six months ended April 30, 2010.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class L, Class M, Class X and Class Z shares. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class L, Class M, and Class X shares, pursuant to plans of distribution (the “Class A, B, C, L, M and X Plans”), regardless of expenses actually incurred. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the fund.

Prudential Large-Cap Core Equity Fund	29

Notes to Financial Statements

(Unaudited) continued

Management has received the maximum allowable amount of sales charges for Class X in accordance with regulatory limits. As such, any contingent deferred sales charges received by the manager are contributed back into the Fund and included in the Statement of Changes and Financial Highlights as a contribution to capital.

During the year ended October 31, 2008, management determined that Class X shareholders had been charged sales charges in excess of regulatory limits. The manager has paid this class for the overcharge which is reflected in the Financial Highlights for the years ended October 31, 2008 and October 31, 2007.

Pursuant to the Class A, B, C, L, M, and X Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1%, .50 of 1%, 1% and 1% of the average daily net assets of the Class A, B, C, L, M and X shares, respectively.

PIMS has advised the Fund that it received approximately $11,908 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2010. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2010, it received approximately $152, $7,447, $2,351 and $3,244 in contingent deferred sales charges imposed upon certain redemptions by Class A, B, C and M shareholders, respectively.

PI, QMA and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of Wells Fargo Advisors, LLC (“Wells Fargo”) affiliate of PI through December 31, 2009. These networking fees are payments made to broker/

30	Visit our website at www.prudentialfunds.com

dealers that clear mutual fund transactions through a national clearing system. For the six months ended April 30, 2010, the Fund incurred approximately $44,900 in total networking fees of which $6,600 was paid to Wells Fargo. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended April 30, 2010, PIM has been compensated in the amount of approximately $4,400 for these services.

The Fund invests in the Prudential Core Taxable Money Market Fund (formerly known as Taxable Money Market Series) (the “Portfolio”) of Prudential Investment Portfolios 2 (formerly known as Dryden Core Investment Fund). The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. Earnings from the Portfolio are disclosed on the Statement of Operations as affiliated dividend income.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2010 were $170,139,326 and $294,263,375, respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2010 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$171,483,406	$56,034,372	$(242,835)	$55,791,537

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

As of October 31, 2009, the Fund had a capital loss carryforward for tax purposes of approximately $80,835,000 of which $10,798,000 expires in 2010, $9,526,000 expires in 2011, $14,601,000 expires in 2016 and $45,910,000 expires in 2017. As of October 31, 2009, approximately $3,978,000 of the capital loss carryforward was written off unused due to expiration. No capital gain distributions are expected to be paid to shareholders until net gains have been realized in excess of such

Prudential Large-Cap Core Equity Fund	31

Notes to Financial Statements

(Unaudited) continued

carryforward. It is uncertain whether the Fund will be able to realize the full benefit prior to the expiration dates.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of April 30, 2010, no provision for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M, Class X and Class Z shares. Class A and Class L shares are sold with a front-end sales charge of up to 5.50% and 5.75%, respectively. All investors who purchase Class A or Class L shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class M and Class X shares are sold with a contingent deferred sales charge which declines from 6% to zero depending on the period of time the shares are held. Class C shares are sold with a contingent deferred sales charge of 1% during the first 12 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class M and Class X shares will automatically convert to Class A shares approximately eight and ten years after purchase, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class M shares are also closed to most new purchases (with the exception of reinvested dividends). Class L shares and Class M shares are only exchangeable with Class L shares and Class M shares, respectively, offered by the other Prudential Funds. Class X shares are closed to new purchases. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. The Fund has authorized an unlimited number of shares of beneficial interest at $.001 par value.

32	Visit our website at www.prudentialfunds.com

Class A	Shares	Amount
Six months ended April 30, 2010:
Shares sold	266,165	$2,830,194
Shares issued in reinvestment of dividends	28,657	293,450
Shares reacquired	(898,529)	(9,493,239)

Net increase (decrease) in shares outstanding before conversion	(603,707)	(6,369,595)
Shares issued upon conversion from Class B, M, X	292,049	3,120,276

Net increase (decrease) in shares outstanding	(311,658)	$(3,249,319)

Year ended October 31, 2009:
Shares sold	649,572	$5,564,553
Shares issued in reinvestment of dividends	74,467	637,441
Shares reacquired	(2,285,489)	(19,500,105)

Net increase (decrease) in shares outstanding before conversion	(1,561,450)	(13,298,111)
Shares issued upon conversion from Class B, M, X	719,778	6,148,121

Net increase (decrease) in shares outstanding	(841,672)	$(7,149,990)

Class B
Six months ended April 30, 2010:
Shares sold	27,661	$280,360
Shares reacquired	(132,379)	(1,341,736)

Net increase (decrease) in shares outstanding before conversion	(104,718)	(1,061,376)
Shares reacquired upon conversion into Class A	(20,309)	(203,296)

Net increase (decrease) in shares outstanding	(125,027)	$(1,264,672)

Year ended October 31, 2009:
Shares sold	82,213	$663,044
Shares issued in reinvestment of dividends	2,538	20,841
Shares reacquired	(208,151)	(1,669,565)

Net increase (decrease) in shares outstanding before conversion	(123,400)	(985,680)
Shares reacquired upon conversion into Class A	(214,223)	(1,694,731)

Net increase (decrease) in shares outstanding	(337,623)	$(2,680,411)

Class C
Six months ended April 30, 2010:
Shares sold	37,827	$374,440
Shares reacquired	(302,048)	(3,051,201)

Net increase (decrease) in shares outstanding	(264,221)	$(2,676,761)

Year ended October 31, 2009:
Shares sold	188,910	$1,527,872
Shares issued in reinvestment of dividends	7,895	64,819
Shares reacquired	(951,339)	(7,588,854)

Net increase (decrease) in shares outstanding	(754,534)	$(5,996,163)

Prudential Large-Cap Core Equity Fund	33

Notes to Financial Statements

(Unaudited) continued

Class L	Shares	Amount
Six months ended April 30, 2010:
Shares sold	739	$7,875
Shares issued in reinvestment of dividends	1,420	14,541
Shares reacquired	(63,051)	(664,724)

Net increase (decrease) in shares outstanding	(60,892)	$(642,308)

Year ended October 31, 2009:
Shares sold	7,051	$61,947
Shares issued in reinvestment of dividends	5,408	46,348
Shares reacquired	(168,942)	(1,435,389)

Net increase (decrease) in shares outstanding	(156,483)	$(1,327,094)

Class M
Six months ended April 30, 2010:
Shares sold	1,247	$12,412
Shares reacquired	(92,549)	(933,298)

Net increase (decrease) in shares outstanding before conversion	(91,302)	$(920,886)
Shares reacquired upon conversion into Class A	(221,695)	(2,263,153)

Net increase (decrease) in shares outstanding	(312,997)	$(3,184,039)

Year ended October 31, 2009:
Shares sold	7,059	$58,453
Shares issued in reinvestment of dividends	3,198	26,251
Shares reacquired	(375,385)	(2,989,689)

Net increase (decrease) in shares outstanding before conversion	(365,128)	$(2,904,985)
Shares reacquired upon conversion into Class A	(504,673)	(4,177,643)

Net increase (decrease) in shares outstanding	(869,801)	$(7,082,628)

Class X
Six months ended April 30, 2010:
Shares sold	4,918	$52,867
Shares issued in reinvestment of dividends	1,167	11,547
Shares reacquired	(13,040)	(132,820)

Net increase (decrease) in shares outstanding before conversion	(6,955)	$(68,406)
Shares reacquired upon conversion into Class A	(62,728)	(653,827)

Net increase (decrease) in shares outstanding	(69,683)	$(722,233)

Year ended October 31, 2009:
Shares sold	9,732	$76,415
Shares issued in reinvestment of dividends	3,482	28,688
Shares reacquired	(65,407)	(545,468)

Net increase (decrease) in shares outstanding before conversion	(52,193)	$(440,365)
Shares reacquired upon conversion into Class A	(33,005)	(275,747)

Net increase (decrease) in shares outstanding	(85,198)	$(716,112)

34	Visit our website at www.prudentialfunds.com

Class Z	Shares	Amount
Six months ended April 30, 2010:
Shares sold	9,497,260	$100,997,329
Shares issued in reinvestment of dividends	13,568	140,705
Shares reacquired	(20,574,328)	(213,439,143)

Net increase (decrease) in shares outstanding	(11,063,500)	$(112,301,109)

Year ended October 31, 2009:
Shares sold	19,894,736	$178,752,503
Shares issued in reinvestment of dividends	7,198	62,410
Shares reacquired	(3,197,194)	(28,775,168)

Net increase (decrease) in shares outstanding	16,704,740	$150,039,745

Note 7. Borrowings

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 22, 2009, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .15% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 20, 2010. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

The Fund did not borrow any amounts pursuant to the SCA during the six months ended April 30, 2010.

Note 8. New Accounting Pronouncements

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value

Prudential Large-Cap Core Equity Fund	35

Notes to Financial Statements

(Unaudited) continued

measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

Note 9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

36	Visit our website at www.prudentialfunds.com

Financial Highlights

(Unaudited)

APRIL 30, 2010	SEMIANNUAL REPORT

Prudential Large-Cap Core Equity Fund

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended April 30, 2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.71

Income (loss) from investment operations:
Net investment income	.04
Net realized and unrealized gain (loss) on investment transactions	1.43

Total from investment operations	1.47

Less Dividends:
Dividends from net investment income	(.05)

Net asset value, end of period	$11.13

Total Return(b):	15.16%
Ratios/Supplemental Data:
Net assets, end of period (000)	$68,418
Average net assets (000)	$66,915
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.25	%(d)
Expenses, excluding distribution and service (12b-1) fees	.95	%(d)
Net investment income	.68	%(d)
For Class A, B, C, L, M, X and Z shares:
Portfolio turnover rate	60	%(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Does not include the expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

Class A
Year Ended October 31,
2009(a)	2008(a)	2007	2006	2005

$9.32	$14.85	$13.01	$11.20	$10.36

.09	.12	.09	.08 (a)	.08
.40	(5.54)	1.82	1.77	.83

.49	(5.42)	1.91	1.85	.91

(.10)	(.11)	(.07)	(.04)	(.07)

$9.71	$9.32	$14.85	$13.01	$11.20

5.40%	(36.75)%	14.72%	16.54%	8.84%

$62,739	$68,021	$109,231	$75,578	$50,856
$58,578	$93,917	$95,001	$64,957	$52,404

1.55%	1.34%	1.16%	1.22%	1.22%
1.25%	1.06%	.91%	.97%	.97%
1.10%	.94%	.67%	.68%	.75%

116%	96%	90%	72%	74%

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	39

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended April 30, 2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.26

Income (loss) from investment operations:
Net investment income	—
Net realized and unrealized gain (loss) on investment transactions	1.37

Total from investment operations	1.37

Less Dividends:
Dividends from net investment income	—

Net asset value, end of period	$10.63

Total Return(c):	14.69%
Ratios/Supplemental Data:
Net assets, end of period (000)	$6,191
Average net assets (000)	$6,473
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.95	%(e)
Expenses, excluding distribution and service (12b-1) fees	.95	%(e)
Net investment income (loss)	.01	%(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Less than $.005 per share.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Does not include the expenses of the underlying funds in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

Class B
Year Ended October 31,
2009(a)	2008(a)	2007	2006	2005

$8.87	$14.14	$12.42	$10.73	$9.94

.04	.03	.01	.01 (a)	— (b)
.37	(5.29)	1.71	1.68	.79

.41	(5.26)	1.72	1.69	.79

(.02)	(.01)	—	—	—

$9.26	$8.87	$14.14	$12.42	$10.73

4.67%	(37.22)%	13.85%	15.75%	7.95%

$6,555	$9,269	$24,883	$34,293	$71,436
$6,912	$16,689	$28,960	$52,013	$83,027

2.25%	2.06%	1.91%	1.97%	1.97%
1.25%	1.06%	.91%	.97%	.97%
.48%	.25%	(.03)%	.08%	.04%

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	41

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended April 30, 2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.26

Income (loss) from investment operations:
Net investment income (loss)	—
Net realized and unrealized gain (loss) on investment transactions	1.37

Total from investment operations	1.37

Less Dividends:
Dividends from net investment income	—

Net asset value, end of period	$10.63

Total Return(c):	14.79%
Ratios/Supplemental Data:
Net assets, end of period (000)	$25,415
Average net assets (000)	$25,568
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees	1.95	%(e)
Expenses, excluding distribution and service (12b-1) fees	.95	%(e)
Net investment income (loss)	(.01	)%(e)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Less than $.005 per share or 0.005%.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Does not include the expenses of the underlying funds in which the Fund invests.
(e)	Annualized.

See Notes to Financial Statements.

42	Visit our website at www.prudentialfunds.com

Class C
Year Ended October 31,
2009(a)	2008(a)	2007	2006		2005

$8.87	$14.14	$12.42	$10.73		$9.94

.04	.03	(.01)	—	(a)(b)	— (b)
.37	(5.29)	1.73	1.69		.79

.41	(5.26)	1.72	1.69		.79

(.02)	(.01)	—	—		—

$9.26	$8.87	$14.14	$12.42		$10.73

4.67%	(37.22)%	13.85%	15.75%		7.95%

$24,601	$30,243	$57,391	$39,368		$42,422
$24,715	$45,712	$50,597	$40,441		$47,629

2.25%	2.06%	1.91%	1.97%		1.97%
1.25%	1.06%	.91%	.97%		.97%
.44%	.23%	(.08)%	—	(b)	.03%

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	43

Financial Highlights

(Unaudited) continued

	Class L
	Six Months Ended April 30, 2010(e)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.70

Income (loss) from investment operations:
Net investment income	.03
Net realized and unrealized gain (loss) on investment transactions	1.43

Total from investment operations	1.46

Less Dividends:
Dividends from net investment income	(.03)

Net asset value, end of period	$11.13

Total Return(b):	15.08%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,895
Average net assets (000)	$4,979
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.45	%(d)
Expenses, excluding distribution and service (12b-1) fees	.95	%(d)
Net investment income	.49	%(d)

(a)	Inception date of Class L shares.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Does not include the expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Calculated based upon average shares outstanding during the period.

See Notes to Financial Statements.

44	Visit our website at www.prudentialfunds.com

Class L
Year Ended October 31,		March 16, 2007(a) through October 31, 2007
2009(e)	2008(e)

$9.30	$14.83	$13.16

.08	.09	.03
.39	(5.54)	1.64

.47	(5.45)	1.67

(.07)	(.08)	—

$9.70	$9.30	$14.83

5.21%	(36.94)%	12.69%

$4,860	$6,113	$12,962
$4,965	$9,856	$8,583

1.75%	1.56%	1.41	%(d)
1.25%	1.06%	.91	%(d)
.94%	.73%	.31	%(d)

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	45

Financial Highlights

(Unaudited) continued

	Class M
	Six Months Ended April 30, 2010(e)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.26

Income (loss) from investment operations:
Net investment income (loss)	—
Net realized and unrealized gain (loss) on investment transactions	1.37

Total from investment operations	1.37

Less Dividends:
Dividends from net investment income	—

Net asset value, end of period	$10.63

Total Return(b):	14.79%
Ratios/Supplemental Data:
Net assets, end of period (000)	$5,912
Average net assets (000)	$7,283
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.95	%(d)
Expenses, excluding distribution and service (12b-1) fees	.95	%(d)
Net investment income (loss)	.04	%(d)

(a)	Inception date of Class M shares.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Does not include the expenses of the underlying funds in which the Fund invests.
(d)	Annualized.
(e)	Calculated based upon average shares outstanding during the period.

See Notes to Financial Statements.

46	Visit our website at www.prudentialfunds.com

Class M
Year Ended October 31,		March 16, 2007(a) through October 31, 2007
2009(e)	2008(e)

$8.87	$14.14	$12.59

.04	.03	(.02)
.37	(5.29)	1.57

.41	(5.26)	1.55

(.02)	(.01)	—

$9.26	$8.87	$14.14

4.67%	(37.22)%	12.31%

$8,052	$15,423	$42,909
$10,385	$29,289	$29,146

2.25%	2.06%	1.91	%(d)
1.25%	1.06%	.91	%(d)
.55%	.24%	(.19	)%(d)

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	47

Financial Highlights

(Unaudited) continued

	Class X
	Six Months Ended April 30, 2010(f)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.40

Income (loss) from investment operations:
Net investment income	.04
Net realized and unrealized gain (loss) on investment transactions	1.37

Total from investment operations	1.41

Less Dividends:
Dividends from net investment income	(.05)
Capital contribution	—	(h)

Net asset value, end of period	$10.76

Total Return(b):	15.09%
Ratios/Supplemental Data:
Net assets, end of period (000)	$1,651
Average net assets (000)	$1,954
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	1.20	%(e)
Expenses, excluding distribution and service (12b-1) fees	.95	%(e)
Net investment income	.79	%(e)

(a)	Inception date of Class X shares.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Does not include the expenses of the underlying funds in which the Fund invests.
(d)	Certain information has been adjusted to reflect a manager payment for sales charges incurred by shareholders in excess of regulatory limits.
(e)	Annualized.
(f)	Calculated based upon average shares outstanding during the period.
(g)	Total return has been adjusted to reflect the manager payment for sales charges in excess of regulatory limits.
(h)	Less than $.005 per share.

See Notes to Financial Statements.

48	Visit our website at www.prudentialfunds.com

Class X
Year Ended October 31,		March 16, 2007(a) through October 31, 2007(d)
2009(f)	2008(f)

$8.97	$14.16	$12.60

.12	.13	.04
.40	(5.28)	1.56

.52	(5.15)	1.60

(.10)	(.06)	(.07)
.01	.02	.03

$9.40	$8.97	$14.16

6.00%	(36.25)%	12.93	%(g)

$2,096	$2,767	$6,283
$2,245	$4,698	$3,939

1.50%	1.38%	1.29	%(e)
1.25%	1.06%	.91	%(e)
1.46%	1.08%	.42	%(e)

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	49

Financial Highlights

(Unaudited) continued

	Class Z
	Six Months Ended April 30, 2010(a)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$9.87

Income (loss) from investment operations:
Net investment income	.05
Net realized and unrealized gain (loss) on investment transactions	1.44

Total from investment operations	1.49

Less Dividends:
Dividends from net investment income	(.07)

Net asset value, end of period	$11.29

Total Return(b):	15.21%
Ratios/Supplemental Data:
Net assets, end of period (000)	$107,287
Average net assets (000)	$174,043
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	.95	%(d)
Expenses, excluding distribution and service (12b-1) fees	.95	%(d)
Net investment income	.97	%(d)

(a)	Calculated based upon average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions. Total return may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Does not include the expenses of the underlying funds in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

50	Visit our website at www.prudentialfunds.com

Class Z
Year Ended October 31,
2009(a)	2008(a)	2007	2006	2005

$9.47	$15.09	$13.21	$11.37	$10.52

.08	.15	.13	.12 (a)	.11
.45	(5.63)	1.85	1.79	.84

.53	(5.48)	1.98	1.91	.95

(.13)	(.14)	(.10)	(.07)	(.10)

$9.87	$9.47	$15.09	$13.21	$11.37

5.83%	(36.64)%	15.06%	16.83%	9.06%

$202,941	$36,602	$23,950	$17,764	$13,713
$90,113	$20,386	$21,053	$15,784	$13,218

1.25%	1.06%	.91%	.97%	.97%
1.25%	1.06%	.91%	.97%	.97%
.96%	1.25%	.93%	.97%	.96%

See Notes to Financial Statements.

Prudential Large-Cap Core Equity Fund	51

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Michael S. Hyland • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Scott E. Benjamin, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Large-Cap Core Equity Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Prudential Large-Cap Core Equity Fund
Share Class	A	B	C	L	M	X	Z
NASDAQ	PTMAX	PTMBX	PTMCX	N/A	N/A	N/A	PTEZX
CUSIP	74441J100	74441J209	74441J308	74441J506	74441J605	74441J704	74441J407

MF187E2    0181239-00001-00

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 9

By:	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date:	June 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date:	June 24, 2010

By:	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date:	June 24, 2010